Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of components of inventories
The components of inventories are as follows:

	March 31,
	2020	2019
Raw materials	$32,552	$35,883
Work-in-process, including manufactured and purchased components	312,953	277,996
Finished goods	50,011	42,399
Rotable assets	57,460	57,282

Total inventories	$452,976	$413,560